Related party transactions and key management personnel - Additional Information (Details) - EUR (€) € in Thousands			1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	12 Months Ended				32 Months Ended
		Aug. 04, 2022	May 31, 2023	May 31, 2022	Mar. 31, 2022	May 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 10, 2024	Aug. 04, 2024	Apr. 28, 2022
Disclosure of transactions between related parties
Revenue from related parties							€ 100	€ 100	€ 100
Proceeds from dissolution of equity-accounted investee	[1]							15,172
Loss on disposal of equity-accounted investee							0	(13,604)
Share-based compensation expense							€ 3,500
Bettech Gaming (PTY) LTD
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company										50.00%
Percentage of voting interests acquired		100.00%
Cash transferred												€ 7,000
Consideration transferred		€ 7,000
Percentage of shares contributed		100.00%
Proportion of ownership interest in associate		49.00%
Nsoft
Disclosure of transactions between related parties
Percentage of additional voting interest acquired					30.00%					30.00%			30.00%
SportTech AG
Disclosure of transactions between related parties
Proportion of ownership interest in associate			49.00%				49.00%
Loss on disposal of equity-accounted investee								13,600
Bayes
Disclosure of transactions between related parties
Settlement payment											€ 1,500
Ringier
Disclosure of transactions between related parties
Cash transferred		€ 14,200
Proceeds from dissolution of equity-accounted investee			€ 15,200
Ringier | SportTech AG
Disclosure of transactions between related parties
Percentage of ownership interest in joint venture						51.00%
OOO PMBK
Disclosure of transactions between related parties
Revenue from related parties									1,200
Several Members Of Middle Level Management
Disclosure of transactions between related parties
Loan receivable from related parties non current								300
Loan receivable from related parties stated rate of interest							5.00%
Bettech Gaming (PTY) LTD
Disclosure of transactions between related parties
Revenue from related parties									300	€ 200
Percentage of shares contributed		100.00%
Cash contribution to associate		€ 13,700
Gain on contribution of shares									3,000
Bettech Gaming (PTY) LTD | SportTech AG
Disclosure of transactions between related parties
Cash contribution to associate		€ 10,000
Board of directors and key management personnel
Disclosure of transactions between related parties
Directors' remuneration expense							€ 600	600	600
Board of directors
Disclosure of transactions between related parties
Share-based compensation expense							€ 1,100	€ 1,000	€ 800
Carlsten Koerl | CEO and founder
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company							80.00%	80.00%	80.00%
Carlsten Koerl | Betgames UAV TV Zaidmai
Disclosure of transactions between related parties
Percentage of voting rights held by the shareholder in the company							33.00%
Carlsten Koerl | OOO PMBK
Disclosure of transactions between related parties
Percentage of beneficial interest held				23.00%	23.00%					23.00%

[1]	Certain comparative amounts have been reclassified to conform with the current year presentation. Refer to Note 1.5 for further information.